RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair Value of Non-Derivative Financial Instruments (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion	$ (36,956)	$ (37,019)
Junior subordinated notes (Note 19)	(8,498)	(8,614)
Long-term debt				$ 200
Interest rate swap agreements
Carrying and fair values of non-derivative financial instruments
Unrealized losses on hedged items	0	3
Long-term debt hedged			$ 200	$ 200
Level II | Carrying Amount
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion	(36,885)	(36,985)
Junior subordinated notes (Note 19)	(8,498)	(8,614)
Total liabilities	(45,383)	(45,599)
Level II | Fair Value
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion	(46,054)	(43,187)
Junior subordinated notes (Note 19)	(8,908)	(8,777)
Total liabilities	$ (54,962)	$ (51,964)